Goodwill	12 Months Ended
Dec. 31, 2017
Intangible Assets/Goodwill [Abstract]
GOODWILL
NOTE 9:-	GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2017 according to the Company’s reporting units are as follows (see also Note 19):

	IT professional services	Software services	Total

As of January 1, 2016	$34,150	$29,158	$63,308

Business combination	9,113	17,717	26,830
Measurement period adjustments	389	-	389
Foreign currency translation adjustments	222	253	475

As of December 31, 2016	$43,874	$47,128	$91,002

Business combination	1,723	-	1,723
Measurement period adjustments	614	28	642
Foreign currency translation adjustments	2,192	2,630	4,822

As of December 31, 2017	$48,403	$49,786	$98,189

The Company performed an annual impairment tests as of December 31, of each of 2015, 2016 and 2017 and did not identify any impairment losses (see Note 2).